UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07391

              AllianceBernstein Global Strategic Income Trust, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                    Date of fiscal year end: October 31, 2004

                     Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

ALLIANCEBERNSTEIN GLOBAL STRATEGIC INCOME TRUST
PORTFOLIO OF INVESTMENTS
July 31, 2004 (unaudited)

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------

Argentina - 0.6%
Government Obligation - 0.6%
Republic of Argentina
     1.98%, 8/03/12(a)(b)
     (cost $755,918)                            US$       1,275   $     858,075
                                                                  --------------

Australia - 2.9%
Corporate Debt Obligation - 0.1%
Commonwealth Bank of Australia
     4.65%, 6/15/18(c)                                      150         135,753
                                                                  --------------

Government Obligation - 2.8%
Queensland Treasury Corp.
     6.00%, 8/14/13                             AUD       5,300       3,723,968
                                                                  --------------

Total Australian Securities
     (cost $3,877,535)                                                3,859,721
                                                                  --------------

Brazil - 5.2%
Government Obligations - 4.9%
Brazil Real Structured Product
     Zero Coupon, 4/05/10(b)                    US$      22,734       2,272,658
Federal Republic of Brazil
     8.00%, 4/15/14(b)                                    1,959       1,845,911
     11.00%, 8/17/40(b)                                     125         122,688
     12.00%, 4/15/10(b)                                   2,100       2,323,650
                                                                  --------------
                                                                      6,564,907
                                                                  --------------
Corporate Debt Obligation - 0.3%
PF Export Receivables Master Trust
     6.44%, 6/01/15(c)                                      449         445,155
                                                                  --------------
Total Brazilian Securities
     (cost $6,292,891)                                                7,010,062
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------

Canada - 1.1%
Corporate Debt Obligations - 1.1%
Abitibi-Consolidated, Inc.
     6.00%, 6/20/13(b)                          US$       1,275   $   1,163,437
Intrawest Corp.
     10.50%, 2/01/10(b)                                     250         271,250
                                                                  --------------

Total Canadian Securities
     (cost $1,522,968)                                                1,434,687
                                                                  --------------

Cayman Islands - 0.3%
Preferred Stock - 0.3%
ACE, Ltd. Series C
     7.80%, 5/30/08(b)
     (cost $325,000)                                     13,000         345,930
                                                                  --------------

Colombia - 0.8%
Government Obligation - 0.8%
Republic of Colombia
     11.75%, 2/25/20(b)
     (cost $923,201)                                        950       1,092,500
                                                                  --------------

Denmark - 0.4%
Corporate Debt Obligation - 0.4%
Danske Bank A/S
     5.88%, 3/26/15(b)
     (cost $452,373)                            EUR         440         574,253
                                                                  --------------

Ecuador - 0.0%
Government Obligation - 0.0%
Republic of Ecuador
     7.00%, 8/15/30(b)(c)
     (cost $847)                                US$           1             741
                                                                  --------------

El Salvador - 0.2%
Government Obligation - 0.2%
Republic of El Salvador
     7.75%, 1/24/23(c)
     (cost $249,114)                                        250         261,250
                                                                  --------------

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------

France - 9.9%
Corporate Debt Obligation - 0.2%
FIMEP SA
     10.50%, 2/15/13(b)                         US$         305   $     352,275
                                                                  --------------

Government Obligation - 9.7%
Government of France
     4.00%, 10/25/13(b)                         EUR      11,000      13,033,772
                                                                  --------------

Total French Securities
     (cost $13,047,770)                                              13,386,047
                                                                  --------------

Germany - 7.4%
Corporate Debt Obligations - 0.5%
Flender Holding GmbH
     11.00%, 8/01/10(b)(c)                                  190         262,681
Kronos International, Inc.
     8.88%, 6/30/09(b)                                      250         322,340
                                                                  --------------
                                                                        585,021
                                                                  --------------
Government Obligations - 6.9%
BundesObligation
     4.25%, 2/15/08(b)                                    1,162       1,447,716
     4.50%, 8/17/07(b)                                    2,097       2,629,299
Deutsche Bundesrepublik
     5.00%, 1/04/12(b)                                    4,095       5,248,395
                                                                  --------------
                                                                      9,325,410
                                                                  --------------
Total German Securities
     (cost $9,416,957)                                                9,910,431
                                                                  --------------

Greece - 0.5%
Corporate Debt Obligation - 0.5%
Antenna TV SA
     9.75%, 7/01/08(b)
     (cost $477,369)                                        540         642,696
                                                                  --------------

Hong Kong - 0.1%
Corporate Debt Obligation - 0.1%
Hutchison Whampoa International, Ltd.
     5.45%, 11/24/10(c)
     (cost $99,761)                             US$         100          99,512
                                                                  --------------

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Ireland - 0.3%
Corporate Debt Obligation - 0.3%
JSG Funding Plc.
     9.63%, 10/01/12(b)(c)
     (cost $294,720)                            EUR         300   $     402,136
                                                                  --------------
Italy - 3.4%
Corporate Debt Obligation - 0.7%
Banca Popolare di Bergamo Capital Trust
     8.36%, 12/31/49(a)(b)                                  625         882,791
                                                                  --------------

Government Obligation - 2.7%
Government of Italy
     5.00%, 5/01/08(b)                                    2,900       3,691,201
                                                                  --------------

Total Italian Securities
     (cost $4,416,458)                                                4,573,992
                                                                  --------------

Japan - 1.2%
Corporate Debt Obligations - 1.2%
Mizuho Financial Group Cayman, Ltd
     8.38%, 12/31/49(b)                         US$       1,355       1,420,879
UFJ Finance Aruba AEC
     6.75%, 7/15/13(b)                                      200         215,204
                                                                  --------------

Total Japanese Securities
     (cost $1,638,715)                                                1,636,083
                                                                  --------------

Kazakhstan - 1.0%
Corporate Debt Obligation - 1.0%
Kazkommerts International BV
     8.50%, 4/16/13(c)
     (cost $1,270,773)                                    1,300       1,303,250
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------

Luxembourg - 0.9%
Corporate Debt Obligations - 0.9%
Arcelor Finance SCA
     5.13%, 9/24/10                             EUR         345   $     426,832
NOMA Luxembourg SA
     9.75%, 7/15/11(c)                                      218         263,888
PTC International Finance II SA
     11.25%, 12/01/09(b)                        US$         250         266,250
Sanitec International SA
     9.00%, 5/15/12(b)                          EUR         175         221,956
                                                                  --------------

Total Luxembourg Securities
     (cost $1,151,771)                                                1,178,926
                                                                  --------------

Mexico - 5.3%
Corporate Debt Obligations - 0.8%
Innova S. de R.L.
     9.38%, 9/19/13(b)                          US$         805         853,300
     12.88%, 4/01/07(b)                                     282         290,048
                                                                  --------------
                                                                      1,143,348
                                                                  --------------
Government Obligations - 4.5%
Mexican Bonos
     9.00%, 12/20/12(b)                         MXN       7,491         616,321
United Mexican States
     8.13%, 12/30/19(b)                         US$       3,155       3,470,500
     11.38%, 9/15/16(b)                                   1,361       1,929,217
                                                                  --------------
                                                                      6,016,038
                                                                  --------------
Total Mexican Securities
     (cost $7,065,865)                                                7,159,386
                                                                  --------------

Netherlands - 0.3%
Common Stock - 0.0%
Versatel Telecom International NV(b)(d)                  32,931          55,030
                                                                  --------------

Corporate Debt Obligation - 0.3%
Deutsche Telekom International Finance BV
     8.25%, 6/15/30(b)                                      300         373,748
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Warrants - 0.0%
Versatel Telecom International NV
expiring 10/08/04(b)(d)                                  32,931   $       1,979
                                                                  --------------

Total Dutch Securities
     (cost $425,760)                                                    430,757
                                                                  --------------

Peru - 0.1%
Government Obligations - 0.1%
Republic of Peru
     8.38%, 5/03/16(b)                          US$          38          36,290
     9.13%, 2/21/12                                          75          78,375
                                                                  --------------

Total Peruvian Securities
     (cost $116,304)                                                    114,665
                                                                  --------------

Romania - 0.4%
Corporate Debt Obligation - 0.4%
Mobifon Holdings BV
     12.50%, 7/31/10(c)
     (cost $490,693)                                        500         576,250
                                                                  --------------

Russia - 5.1%
Government Obligations - 5.1%
Russian Federation
     5.00%, 3/31/30(c)(e)                                 4,960       4,550,800
Russian Ministry of Finance
     3.00%, 5/14/08                                       2,670       2,349,600
                                                                  --------------

Total Russian Securities
     (cost $4,495,107)                                                6,900,400
                                                                  --------------

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------

South Africa - 3.7%
Corporate Debt Obligations - 3.7%
Development Bank of Southern Africa
     Zero Coupon, 12/31/27(b)                   ZAR      50,000   $     859,695
European Bank for Reconstruction
  & Development
     Zero Coupon, 12/31/29(b)                            50,000         903,475
International Bank for Reconstruction
  & Development
     Zero Coupon, 2/17/26(b)                             50,000       1,198,000
     Zero Coupon, 12/29/28(c)                           250,000       2,029,835
                                                                  --------------

Total South African Securities
     (cost $4,919,794)                                                4,991,005
                                                                  --------------

Spain - 1.8%
Government Obligation - 1.8%
Government of Spain
     4.25%, 10/31/07(b)
     (cost $2,358,574)                          EUR       1,940       2,415,430
                                                                  --------------

Turkey - 0.0%
Government Obligation - 0.0%
Republic of Turkey
     11.50%, 1/23/12(b)
     (cost $63,972)                             US$          50          58,875
                                                                  --------------

Ukraine - 1.5%
Government Obligations - 1.5%
Government of Ukraine
     6.88%, 3/04/11(c)                                      100          95,500
     7.65%, 6/11/13(c)                                    2,000       1,920,000
     11.00%, 3/15/07(c)                                      28          30,213
                                                                  --------------

Total Ukrainian Securities
     (cost $2,130,152)                                                2,045,713
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
United Kingdom - 3.7%
Corporate Debt Obligations - 3.4%
mmO2 Plc.
     6.38%, 1/25/07(b)                          EUR         820   $   1,055,542
Rexam Plc.
     6.63%, 3/27/07(b)                                      810       1,047,861
Royal & Sun Alliance Insurance Group Plc.
     8.95%, 10/15/29(b)                         US$         305         345,026
Royal Bank of Scotland Group Plc.
     7.65%, 9/30/31(b)                                    1,875       2,139,788
                                                                  --------------
                                                                      4,588,217
                                                                  --------------

Preferred Stocks - 0.3%
HSBC Capital Funding LP
     4.61%, 6/27/13(b)(c)                               370,000         342,820
Royal Bank of Scotland Group Plc.
     5.75%, 6/23/08(b)                                    3,700          88,208
                                                                  --------------
                                                                        431,028
                                                                  --------------
Total United Kingdom Securities
     (cost $4,269,110)                                                5,019,245
                                                                  --------------

United States - 45.9%
Corporate Debt Obligations - 16.0%
AK Steel Corp.
     7.88%, 2/15/09(b)                                      250         239,375
Amerada Hess Corp.
     7.13%, 3/15/33(b)                                      450         459,961
Broder Brothers Co.
     11.25%, 10/15/10(b)                                    595         551,862
Calpine Corp.
     8.50%, 7/15/10(c)                                      335         271,350
CBA Capital Trust I
     5.81%, 6/30/15(c)                                      300         298,306
Charter Communication Holdings LLC
     11.75%, 5/15/11(b)(f)                                  585         348,075
Clear Channel Communications, Inc.
     5.75%, 1/15/13(b)                                      200         202,245
Comcast Cable Communications Holdings, Inc.
     8.38%, 3/15/13(b)                                      115         136,554
Concentra Operating Corp.
     13.00%, 8/15/09(b)                                     405         437,906

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Continental Airlines, Inc.
     6.70%, 6/15/21(b)                          US$          94   $      87,095
     7.03%, 6/15/11(b)                                      450         356,603
     7.88%, 7/02/18(b)                                      200         189,306
     9.56%, 9/01/19(b)                                    1,295       1,282,050
Crum & Forster Holdings Corp.
     10.38%, 6/15/13(b)                                     240         261,600
Delhaize America, Inc.
     8.05%, 4/15/27(b)                                      860         879,026
Dex Media East LLC
     12.13%, 11/15/12(b)                                    205         243,950
Dex Media West LLC Series B
     9.88%, 8/15/13(b)                                      250         283,125
Euronet Worldwide, Inc.
     12.38%, 7/01/06(b)                         EUR       1,103         677,900
First American Capital Trust I
     8.50%, 4/15/12(b)                          US$         100         112,207
Ford Motor Co.
     6.38%, 2/01/29(b)                                       38          32,250
     7.45%, 7/16/31(b)                                      489         466,393
General Motors Corp.
     7.13%, 7/15/13(b)                                      230         236,409
     8.38%, 7/15/33(b)                                      600         629,023
Genworth Financial, Inc.
     1.60%, 6/20/11(b)                          JPY      22,000         189,637
Goldman Sachs Group, Inc.
     5.15%, 1/15/14(b)                          US$         400         390,739
HCA, Inc.
     6.25%, 2/15/13(b)                                       70          70,434
     7.50%, 11/06/33(b)                                     300         302,261
     7.58%, 9/15/25(b)                                       65          64,620
     7.69%, 6/15/25(b)                                       15          15,083
HLI Operating Co., Inc.
     10.50%, 6/15/10(b)                                     130         147,875
Huntsman International LLC
     10.13%, 7/01/09(b)                                     250         255,625
IBM Corp.
     4.75%, 11/29/12(b)                                     700         691,674
Insight Communications Co., Inc.
     12.25%, 2/15/11(b)(f)                                  350         306,250

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Insight Midwest LP/Insight Capital, Inc.
     9.75%, 10/01/09(b)                         US$         500   $     520,000
Iridium LLC/Capital Corp. Series B
     14.00%, 7/15/05(b)(g)                                2,000         200,000
JP Morgan Chase & Co.
     5.75%, 1/02/13(b)                                      900         927,029
Liberty Mutual Group
     5.75%, 3/15/14(c)                                      100          97,582
Markel Corp.
     6.80%, 2/15/13(b)                                      114         119,622
MeadWestvaco Corp.
     6.85%, 4/01/12(b)                                      300         324,616
National Waterworks, Inc. Series B
     10.50%, 12/01/12(b)                                    200         227,000
Nextel Partners, Inc.
     12.50%, 11/15/09(b)                                    341         397,265
Nortek Holdings, Inc.
     10.00%, 5/15/11(c)(f)                                  750         630,750
Paxson Communications Corp.
     12.25%, 1/15/09(b)(f)                                  265         232,538
Pliant Corp.
     13.00%, 6/01/10(b)                                     395         362,413
PSE&G Power LLC
     5.00%, 4/01/14(b)                                       88          83,272
Qwest Services Corp.
     13.50%, 12/15/10(c)                                    150         176,438
RH Donnelley Finance Corp. I
     10.88%, 12/15/12(c)                                    305         358,375
Rite Aid Corp.
     11.25%, 7/01/08(b)                                     200         222,000
Riviera Holdings Corp.
     11.00%, 6/15/10(b)                                     240         264,000
RJ Tower Corp.
     9.25%, 8/01/10(b)                          EUR         500         506,427
RR Donnelley & Sons Co.
     4.95%, 4/01/14(c)                          US$         489         472,025
SBC Communications, Inc.
     5.88%, 8/15/12                                          19          19,768
Six Flags, Inc.
     9.75%, 4/15/13                                         250         232,500

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Sovereign Bank
     5.13%, 3/15/13(b)                          US$          60   $      57,748
Sprint Capital Corp.
     8.38%, 3/15/12(b)                                      200         234,666
Swift & Co.
     10.13%, 10/01/09(b)                                    500         540,000
Time Warner Entertainment Co. LP
     8.38%, 7/15/33(b)                                      175         207,649
Time Warner Telecom, Inc.
     10.13%, 2/01/11(b)                                     350         312,375
Universal City Development Partners
     11.75%, 4/01/10(b)                                     255         297,075
Verizon Global Funding Corp.
     7.38%, 9/01/12(b)                                      113         128,865
     7.75%, 12/01/30(b)                                   1,000       1,150,875
     7.75%, 6/15/32(b)                                      300         344,099
William Lyon Homes, Inc.
     10.75%, 4/01/13(b)                                     250         281,250
Williams Scotsman, Inc.
     9.88%, 6/01/07(b)                                      500         497,500
                                                                  --------------
                                                                     21,542,491
                                                                  --------------
Bank Loans - 9.9%
Allegheny Energy
     4.18-4.58%, 2/28/11                                    499         505,982
American Achievement Corp.
     3.96-5.75%, 3/31/11                                    499         505,608
Brenntag Group
     3.88%, 2/28/12                                       1,000       1,014,375
Dex Media West LLC
     3.59-3.93%, 3/09/10                                    945         961,673
Enersys Capital
     3.62-4.20% 3/31/11                                     998       1,012,462
Herald Media, Inc.
     2.50%, 6/01/11                                         500         505,000
Keystone Automotive Operations, Inc.
     4.00-4.67%, 10/30/09                                   476         481,294
Landsource
     4.00%, 7/31/10                                         500         506,562
MGM Studios
     3.98%, 4/30/11                                       1,000       1,004,250

                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Multiplan
     4.34%, 3/31/09                             US$         499         502,491
Owens Illinois
     4.48%, 4/08/08                                         500         506,875
PGT Industries
     4.67%, 2/28/10                                         499         504,984
Plastech Engineering
     5.79%, 2/28/11                                         500         506,666
Prestige Brands
     4.08-5.75%, 4/15/11                                    499         505,816
Regal Cinemas
     3.99-4.20% 10/19/10                                    484         488,797
Simmons Co.
     4.13-4.69%, 12/19/11                                   979         993,214
Six Flags, Inc.
     3.87%, 6/30/09                                         679         685,307
TRW Automotive
     4.13%, 2/28/11                                         698         710,033
VWR International
     3.77%, 4/05/11                                         458         466,019
Warner Music
     4.03-4.32%, 3/22/11                                    499         505,608
Western Wireless
     4.53-4.63%, 5/30/11                                    500         506,875
                                                                  --------------
                                                                     13,379,891
                                                                  --------------
U.S. Government and Government
Sponsored Agency Obligations - 18.9%
Federal National Mortgage Association
     30 YR TBA
     5.50%, 8/01/34                                       6,700       6,718,840
     6.00%, 8/01/34                                       7,500       7,694,535
U.S. Treasury Bonds
     5.38%, 2/15/31(b)                                    1,987       2,035,745
U.S. Treasury Notes
     2.25%, 2/15/07(b)                                    9,010       8,860,794
     4.88%, 2/15/12(b)                                       58          60,447
                                                                  --------------
                                                                     25,370,361
                                                                  --------------

                                                      Shares or
                                                      Principal
                                                         Amount
                                                          (000)    U.S. $ Value
--------------------------------------------------------------------------------
Preferred Stocks - 1.1%
EIX Trust II Series B
     8.60%, 10/29/29(b)                                  18,275   $     467,292
Ford Motor Co. Capital Trust II
     6.50%, 1/15/32(b)                                   10,285         549,733
Genworth Financial, Inc.
     6.00%, 5/16/07                                         550          15,532
Paxson Communications Corp.
     14.25%, 11/15/06(b)                                     35         304,558
Xl Capital, Ltd. Class A
     6.50%, 5/15/07                                       2,700          64,449
                                                                  --------------
                                                                      1,401,564
                                                                  --------------
Total United States Securities
     (cost $61,297,918)                                              61,694,307
                                                                  --------------
Venezuela - 0.2%
Government Obligations - 0.2%
Republic of Venezuela
     2.75%, 12/18/07(a)(b)                      US$          83          80,275
     9.25%, 9/15/27(b)                                      160         141,920
                                                                  --------------
Total Venezuelan Securities
     (cost $181,241)                                                    222,195
                                                                  --------------

SHORT-TERM INVESTMENTS - 4.8%
Repurchase Agreement - 4.8%
State Street Bank
     1.27%, dated 7/30/04, due 8/02/04
     in the amount of $6,500,000 (cost
     $6,500,000; collateralized by
     $6,590,000 FFCB, 1.97%, due 10/20/04,
     value $6,500,000)                                    6,500       6,500,000
                                                                  --------------

Total Investments - 109.0%
     (cost $140,528,631)                                            146,698,520
Other assets less liabilities -  (9.0%)                             (12,109,007)
                                                                  --------------

Net Assets - 100%                                                 $ 134,589,513
                                                                  ==============

FORWARD EXCHANGE CURRENCY CONTRACTS

                                           U.S. $
                             Contract     Value on       U.S. $     Unrealized
                              Amount    Origination     Current    Appreciation/
                              (000)        Date          Value    (Depreciation)
                            ----------------------------------------------------
Buy Contracts:
Chilean Peso,
  settling 8/17/04          1,209,370   $ 1,928,088   $ 1,878,128   $  (49,960)
Euro,
  settling 9/27/04              1,122     1,359,422     1,347,982      (11,440)
Japanese Yen,
  settling 8/30/04            303,482     2,839,462     2,727,537     (111,925)
Mexican Peso,
  settling 8/13/04              9,224       805,916       807,261        1,345
South African Rand,
  settling 8/23/04              9,403     1,484,000     1,491,432        7,432

Sale Contracts:
Australian Dollar,
  settling 8/04/04              5,449     3,800,827     3,828,742      (27,915)
Chilean Peso,
  settling 8/17/04          1,209,370     2,108,202     1,878,128      230,074
Euro,
  settling 9/27/04             31,747    38,929,608    38,135,162      794,446
South African Rand,
  settling 8/23/04             41,081     6,909,755     6,515,742      394,013
Swedish Krona
  settling 9/16/04              3,697       497,524       481,760       15,764

INTEREST RATE SWAP TRANSACTIONS

                                                            Rate Type
                                                   --------------------------
                      Notional                     Payments        Payments        Unrealized
    Swap               Amount       Termination     made by       received by     Appreciation/
Counterparty           (000)           Date        the Fund        the Fund      (Depreciation)
===============================================================================================
Deutsche Banc        MXN 46,500      1/12/07         7.755%*        10.35%          $111,731
Deutsche Banc        MXN 46,500      1/12/07          9.90%         7.755%*          (70,805)

*Variable rates are based on the Interbank equilibrium interest rate for Mexican Pesos

(a) Coupon rate adjusts on a predetermined schedule to a rate based on a specific Index. Stated interest rate was in effect at July 31, 2004.
(b) Positions, or a portion thereof, with an aggregate market value of $87,015,195 have been segregated to collateralize forward exchange currency contracts.
(c) Securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2004 these securities amounted to $15,024,610 or 11.2% of net assets.
(d)   Non-income producing security.
(e) Coupon increases periodically based upon a predetermined schedule. Stated interest rate was in effect at July 31, 2004.
(f) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(g)   Security is in default and is non-income producing.

Glossary of Terms:

FFCB - Federal Farm Credit Bank

TBA - (To Be Assigned) - Securities are purchased on a forward commitment with an appropriate principal amount (generally +1/-1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.


Currency Abbreviations:

AUD - Australian Dollar
EUR - Euros
JPY - Japanese Yen
MXN - Mexican Peso
US$ - United States Dollar
ZAR - South African Rand

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.      DESCRIPTION OF EXHIBIT

         11 (a) (1)       Certification of Principal Executive Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

         11 (a) (2)       Certification of Principal Financial Officer Pursuant
                          to Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Strategic Income Trust, Inc.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Marc O. Mayer
         -----------------
         Marc O. Mayer
         President

Date:    September 27, 2004

By:      /s/ Mark D. Gersten
         -------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:    September 27, 2004